Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 886
Gains/(losses) recorded in income	(12)
Gains/(losses) recorded in OCI	11
Purchases/ Issuances	45
Sales/ Settlements	(64)
Transfers into/out of Level 3	1
Fair value, ending balance	867	$ 886
Change in unrealized gains/(losses)recorded in income for instruments still held	(12)
Precious metals [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	39
Sales/ Settlements	(38)
Fair value, ending balance	1	39
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	9	9	$ 28
Gains/(losses) recorded in income	(19)	(2)	2
Gains/(losses) recorded in OCI	0	0	0
Purchases/ Issuances	(1)
Sales/ Settlements	1
Transfers into/out of Level 3	1	2	11
Fair value, ending balance	(9)	9	41
Change in unrealized gains/(losses)recorded in income for instruments still held	(19)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	15	18	20
Sales/ Settlements		(7)	(2)
Transfers into/out of Level 3		4
Fair value, ending balance		15	18
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	15
Sales/ Settlements	(1)
Fair value, ending balance	14	15
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	823	749	750
Gains/(losses) recorded in income	7	5	9
Gains/(losses) recorded in OCI	11	17
Purchases/ Issuances	46	92	70
Sales/ Settlements	(26)	(36)	(39)
Transfers into/out of Level 3		(4)	(20)
Fair value, ending balance	861	823	770
Change in unrealized gains/(losses)recorded in income for instruments still held	7
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	31
Fair value, ending balance	31	31
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	16
Gains/(losses) recorded in OCI	3
Fair value, ending balance	19	16
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	776
Gains/(losses) recorded in income	7
Gains/(losses) recorded in OCI	8
Purchases/ Issuances	46
Sales/ Settlements	(26)
Fair value, ending balance	811	776
Change in unrealized gains/(losses)recorded in income for instruments still held	7
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	29
Gains/(losses) recorded in income	(12)
Sales/ Settlements	(5)
Fair value, ending balance	12	29
Change in unrealized gains/(losses)recorded in income for instruments still held	(12)
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	2
Transfers into/out of Level 3	(1)
Fair value, ending balance	1	2
Precious metals [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	39	14	11
Purchases/ Issuances		25	5
Fair value, ending balance		39	$ 16
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(20)
Gains/(losses) recorded in income	(7)
Gains/(losses) recorded in OCI	0
Purchases/ Issuances	(1)
Sales/ Settlements	6
Fair value, ending balance	(22)	(20)
Change in unrealized gains/(losses)recorded in income for instruments still held	(7)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(2)
Gains/(losses) recorded in OCI	0
Transfers into/out of Level 3	$ 2
Fair value, ending balance		$ (2)